SHARE CAPITAL - Summary of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Mar. 31, 2025 shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2025 shares option	Mar. 31, 2024 shares $ / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2025 option
Share Capital, Reserves, and Other Equity Interest [Abstract]
Number of options, beginning balance (in shares) | shares	1,742,139			778,163
Number of share options granted in share-based payment arrangement (in shares) | shares	3,484,626			1,011,711
Number of share options forfeited/expired in share-based payment arrangement (in shares) | shares	(1,270,081)			(47,735)
Number of options, ending balance (in shares)	3,956,684		3,956,684	1,742,139
Number of share options exercisable in share-based payment arrangement	3,591,976	3,591,976	3,591,976			3,591,976
Weighted average exercise price, beginning balance (in dollars per share)		$ 35.17		$ 51.68
Weighted average exercise price of share options granted in share-based payment arrangement		13.84		26.22
Weighted average exercise price of share options exercised in share-based payment arrangement		38.76		44.08
Weighted average exercise price, ending balance (in dollars per share)		$ 15.23		$ 35.17
Weighted average exercise price of share options exercisable in share-based payment arrangement					$ 15.19